UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-22277

American Funds Money Market Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2011

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds Money Market Fund®

[photo of the training wheel attached to a bicycle]
Semi-annual report for the six months ended March 31, 2011

American Funds Money Market Fund seeks to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share.

This fund is one of the 33 American Funds. American Funds is one of the nation’s largest mutual fund families. For 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown in this report are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Investment returns will vary. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for the period ended March 31, 2011.

			Lifetime
	1 year	5 years	(since 5/1/2009)

Class A shares	0.00%	—	0.00%

The total annual fund operating expense ratio was 0.39% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Although the fund has 12b-1 plans for some share classes, the fund is currently suspending certain 12b-1 payments in this low interest rate environment. Should payments commence, the fund’s investment results will be negatively affected. The fund’s investment adviser has reimbursed certain expenses. These reimbursements may be adjusted or discontinued by the investment adviser at any time, subject to any restrictions in the fund’s prospectus. Fund results shown reflect the reimbursements. See the fund’s prospectus or the Financial Highlights table on pages 20 to 23 for details.

The fund’s annualized seven-day yield for Class A shares as of April 30, 2011, calculated in accordance with the Securities and Exchange Commission formula, was 0.00% (–0.29% without the reimbursement). The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than does the fund’s return.

The return of principal for money market funds is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying holdings in the fund. Money market issuer ratings, which typically range from A-1/P-1 (highest) to A-3/P-3 (lowest) are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

We welcome the opportunity to bring you American Funds Money Market Fund’s semi-annual report for the six months ended March 31, 2011. At the close of the fund’s previous fiscal year on September 30, 2010, the U.S. economy was slowly gaining strength while short-term rates remained near historically low levels. Those conditions continued through the first half of the current fiscal year.

In this environment, the fund maintained a constant net asset value of $1.00 per share, consistent with its goal of preserving shareholder capital. The fund’s annualized seven-day SEC yield was 0.00% as of March 31, 2011.

The economy and the Federal Reserve

The nation’s economy continued to recover during the first half of the fiscal year, albeit at a muted pace. Real gross domestic product climbed 3.1% for the fourth quarter of 2010, and a number of factors suggested that conditions were steadily improving. Manufacturing output rose four consecutive months, inching up 0.7% in March, and industrial production advanced. Job creation improved slightly, although the jobless rate remained relatively high at 8.8% at the end of March. There was little change in the housing market, which remained weak. By the end of the period, political turmoil in the Middle East, natural disasters in Japan and concerns about emerging inflation left anxious investors questioning the strength of the recovery.

The seasonally adjusted overall rate of inflation, as measured by the Consumer Price Index, increased 0.5% in both February and March, driven primarily by volatile food and gasoline prices. However, the seasonally adjusted core rate of inflation — which excludes food and energy prices and is the Federal Reserve’s primary gauge of inflation — rose only 0.1% in March. The core inflation rate for the full six months was 0.7%, while the overall rate of inflation was 2.3%. The Fed left its benchmark federal funds rate unchanged between zero and 0.25%. This lending rate has historically had a significant influence on yields for short-term debt instruments.

[Begin Sidebar]
Your fund’s annualized seven-day SEC yield as of March 31, 2011*

American Funds Money Market Fund	0.00%
(reflecting a fee reimbursement, –0.24% without the reimbursement)

*The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than its 30-day yield or total return.
[End Sidebar]

The fund’s objective

Protecting our shareholders’ principal, while seeking to provide a reasonable income return, is our foremost objective. Because American Funds Money Market Fund seeks to provide stability and liquidity, it can play a valuable role in your overall investment plan. The market turbulence of the past several years underscores the importance of maintaining a balanced portfolio that includes a money market fund.

We thank you for making American Funds Money Market Fund part of your investment portfolio. As always, we appreciate the confidence you have placed in us and look forward to reporting back to you at the end of the fiscal year.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ Kristine M. Nishiyama

Kristine M. Nishiyama
President

May 11, 2011

For current information about the fund, visit americanfunds.com.

Investment portfolio  March 31, 2011
unaudited

[begin pie chart]
Percent of net assets
Federal agency discount notes	56.2%
U.S. Treasuries	30.9
Commercial paper	11.5
Discount notes	1.6
Other assets less liabilities	(0.2)
Total	100.0%
[end pie chart]

		Principal
	Yield at	amount	Value
Short-term securities - 100.20%	acquisition	(000)	(000)

Federal agency discount notes - 56.17%
Federal Home Loan Bank
4/4/2011	0.16%	$50,000	$49,999
4/6/2011	0.12	625,000	624,984
4/7/2011	0.08	195,000	194,997
4/8/2011	0.11	275,000	274,991
4/13/2011	0.10	292,300	292,288
4/14/2011	0.12	70,000	69,997
4/15/2011	0.12	250,000	249,987
4/20/2011	0.09	84,100	84,096
4/25/2011	0.12	250,000	249,977
4/27/2011	0.07	525,000	524,949
4/28/2011	0.13	50,000	49,995
4/29/2011	0.08	96,500	96,494
5/4/2011	0.10	100,000	99,991
5/6/2011	0.16	19,900	19,897
5/11/2011	0.09	531,800	531,752
5/13/2011	0.11	156,100	156,083
5/18/2011	0.10	160,000	159,979
5/20/2011	0.11	175,300	175,274
5/25/2011	0.12	175,000	174,975
5/27/2011	0.10	100,000	99,984
6/3/2011	0.11	79,700	79,685
6/8/2011	0.12	150,000	149,968
6/10/2011	0.12	162,062	162,026
6/27/2011	0.14	75,000	74,977
7/22/2011	0.19	100,000	99,952
Fannie Mae
4/8/2011	0.10	30,800	30,799
4/13/2011	0.20	50,040	50,038
4/15/2011	0.13	50,000	49,997
4/18/2011	0.31	100,000	99,993
4/19/2011	0.13	100,000	99,993
4/20/2011	0.19	394,685	394,659
4/25/2011	0.13	161,436	161,422
4/26/2011	0.09	130,500	130,491
4/27/2011	0.08	97,834	97,828
4/29/2011	0.13	100,000	99,988
5/5/2011	0.09	47,300	47,296
5/9/2011	0.15	250,000	249,966
5/16/2011	0.12	75,000	74,990
5/17/2011	0.10	175,000	174,976
5/18/2011	0.12	95,300	95,288
5/23/2011	0.09	159,900	159,879
5/24/2011	0.09	252,900	252,862
5/25/2011	0.09	97,100	97,087
5/26/2011	0.10	75,000	74,988
6/2/2011	0.11	180,000	179,968
6/3/2011	0.10	100,000	99,981
6/29/2011	0.18	27,391	27,382
7/11/2011	0.21	25,000	24,990
7/21/2011	0.12	50,000	49,977
8/17/2011	0.17	100,000	99,932
Freddie Mac
4/11/2011	0.17	75,000	74,996
4/12/2011	0.12	75,800	75,797
4/18/2011	0.17	322,857	322,835
4/20/2011	0.21	100,000	99,993
4/21/2011	0.08	90,000	89,996
4/25/2011	0.14	119,400	119,391
4/26/2011	0.24	125,000	124,987
5/2/2011	0.17	50,000	49,993
5/16/2011	0.14	50,000	49,994
5/23/2011	0.15	175,000	174,974
6/6/2011	0.13	349,219	349,149
6/7/2011	0.13	137,285	137,256
6/13/2011	0.13	282,754	282,686
7/13/2011	0.21	200,000	199,916
7/15/2011	0.21	100,000	99,957
7/19/2011	0.20	74,500	74,466
7/26/2011	0.24	25,500	25,487
8/2/2011	0.15	100,000	99,944
8/18/2011	0.14	75,000	74,949
9/20/2011	0.17	44,600	44,558
Federal Farm Credit Banks
6/21/2011	0.19	15,000	14,996
8/26/2011	0.20	25,000	24,981
9/12/2011	0.24	100,000	99,912
10/5/2011	0.25	50,000	49,948
10/21/2011	0.25	50,000	49,942
11/23/2011	0.28	25,000	24,965
Total federal agency discount notes			10,508,135

U.S. Treasuries - 30.85%
U.S. Treasury Bills
4/14/2011	0.13	238,000	237,992
4/15/2011	0.11	300,000	299,986
4/21/2011	0.12	730,300	730,264
4/28/2011	0.12	553,650	553,606
5/5/2011	0.12	271,650	271,624
5/12/2011	0.09	100,000	99,994
5/19/2011	0.12	539,300	539,262
5/26/2011	0.08	170,300	170,287
6/2/2011	0.07	57,000	56,993
6/9/2011	0.09	185,600	185,578
6/16/2011	0.09	234,700	234,665
6/23/2011	0.17	313,700	313,637
6/30/2011	0.16	100,000	99,978
7/7/2011	0.16	205,600	205,545
7/14/2011	0.16	499,200	499,065
7/21/2011	0.16	200,000	199,938
7/28/2011	0.17	439,800	439,650
8/4/2011	0.15	381,200	381,063
8/11/2011	0.15	150,000	149,934
8/18/2011	0.15	50,000	49,975
8/25/2011	0.15	52,000	51,970
Total U.S. Treasuries			5,771,006

Commercial paper - 11.55%
Straight-A Funding LLC (1)
4/4/2011	0.25	100,000	99,997
4/6/2011	0.25	103,758	103,754
4/7/2011	0.25	75,000	74,996
4/11/2011	0.25	50,000	49,996
6/6/2011	0.25	100,113	100,062
Caisse d'Amortissement de la Dette Sociale (1)
4/5/2011	0.20	112,000	111,997
5/11/2011	0.24	200,000	199,952
6/3/2011	0.27	50,000	49,981
Bank of Nova Scotia
4/1/2011	0.07	301,600	301,600
KfW (1)
4/11/2011	0.22	50,000	49,997
4/20/2011	0.22	50,000	49,995
4/27/2011	0.26	75,000	74,989
6/6/2011	0.23	30,000	29,989
6/7/2011	0.19	75,000	74,972
Province of Ontario
4/5/2011	0.17	75,000	74,998
4/15/2011	0.19	50,000	49,996
4/27/2011	0.18	50,000	49,993
5/4/2011	0.18	50,000	49,992
5/20/2011	0.20	50,000	49,983
Québec (Province of) (1)
4/18/2011	0.18	75,000	74,993
4/29/2011	0.17	62,250	62,242
5/3/2011	0.17	75,000	74,988
European Investment Bank
6/23/2011	0.24	50,000	49,970
6/24/2011	0.25	50,000	49,970
6/29/2011	0.24	50,000	49,968
General Electric Capital Corp.
4/1/2011	0.11	100,000	100,000
Denmark (Kingdom of)
4/26/2011	0.15	50,000	49,992
Total commercial paper			2,159,362

Discount notes - 1.63%
International Bank for Reconstruction and Development
4/28/2011	0.10	164,000	163,987
5/25/2011	0.09	40,900	40,894
5/26/2011	0.08	100,000	99,988
Total discount notes			304,869

Total investment securities (cost: $18,742,605,000)			18,743,372
Other assets less liabilities			(36,703)

Net assets			$18,706,669

(1) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,282,900,000, which represented 6.86% of the net assets of the fund.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at March 31, 2011	(dollars in thousands)

Assets:
Investment securities, at value (cost: $18,742,605)		$18,743,372
Cash		9,811
Receivables for sales of fund's shares		64,577
		18,817,760
Liabilities:
Payables for:
Repurchases of fund's shares	$107,605
Services provided by related parties	2,756
Trustees' deferred compensation	243
Other	487	111,091
Net assets at March 31, 2011		$18,706,669

Net assets consist of:
Capital paid in on shares of beneficial interest		$18,705,902
Net unrealized appreciation		767
Net assets at March 31, 2011		$18,706,669

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (18,705,643 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$13,608,977	13,608,231	$1.00
Class B	278,395	278,379	1.00
Class C	379,385	379,364	1.00
Class F-1	26,840	26,839	1.00
Class F-2	13,235	13,234	1.00
Class 529-A	651,009	650,973	1.00
Class 529-B	36,525	36,523	1.00
Class 529-C	136,658	136,650	1.00
Class 529-E	37,491	37,488	1.00
Class 529-F-1	34,624	34,622	1.00
Class R-1	71,658	71,655	1.00
Class R-2	1,303,115	1,303,044	1.00
Class R-3	1,089,873	1,089,814	1.00
Class R-4	668,605	668,569	1.00
Class R-5	303,384	303,367	1.00
Class R-6	66,895	66,891	1.00

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended March 31, 2011	(dollars in thousands)

Investment income:
Income:
Interest		$17,309

Fees and expenses*:
Investment advisory services	$26,447
Distribution services	1,379
Transfer agent services	7,415
Administrative services	5,958
Reports to shareholders	338
Registration statement and prospectus	429
Trustees' compensation	107
Auditing and legal	22
Custodian	89
State and local taxes	72
Other	818
Total fees and expenses before reimbursements	43,074
Less reimbursements of fees and expenses	25,765
Total fees and expenses after reimbursements		17,309
Net investment income		-
Net unrealized depreciation on investments		(56)
Net decrease in net assets resulting from operations		$(56)

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)
	Six months ended March 31, 2011*	Year ended September 30, 2010
Operations:
Net investment income	$-	$-
Net unrealized depreciation on investments	(56)	(1,221)
Net decrease in net assets resulting from operations	(56)	(1,221)

Dividends paid or accrued to shareholders from net investment income	-	-

Net capital share transactions	(2,420,999)	(4,677,408)

Total decrease in net assets	(2,421,055)	(4,678,629)

Net assets:
Beginning of period	21,127,724	25,806,353
End of period	$18,706,669	$21,127,724

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
      unaudited

1.	Organization

American Funds Money Market Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	None	None	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B, 529-B, C and 529-C shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain each share class at a constant net asset value of $1.00 per share.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At March 31, 2011, all of the fund’s investment securities were classified as Level 2.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Investing in money market securities – The value and liquidity of the securities held by the fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Credit and liquidity support – Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the U.S. – Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social or economic developments in the country or region in which the issuer operates.

Management – The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2011, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2009, the year the fund commenced operations.

Distributions – Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of March 31, 2011, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2010, the fund had no tax basis undistributed ordinary income.

As of March 31, 2011, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$852
Gross unrealized depreciation on investment securities	(85)
Net unrealized appreciation on investment securities	767
Cost of investment securities	18,742,605

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.295% on the first $1 billion of daily net assets and decreasing to 0.256% on such assets in excess of $34 billion. For the six months ended March 31, 2011, the investment advisory services fee was $26,447,000, which was equivalent to an annualized rate of 0.269% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use a portion (0.15% for Class A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.15%	0.15%
Class 529-A	0.15	0.50
Classes B and 529-B	0.90	0.90
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended March 31, 2011, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services		Commonwealth of Virginia administrative services
Class A	$-	$7,266	Not applicable	Not applicable		Not applicable
Class B	1,192	149	Not applicable	Not applicable		Not applicable
Class C	-	Included in administrative services	$231	$61		Not applicable
Class F-1	39		22	1		Not applicable
Class F-2	Not applicable		4	-		Not applicable
Class 529-A	-		319	82		$324
Class 529-B	148		19	6		20
Class 529-C	-		68	21		69
Class 529-E	-		19	5		19
Class 529-F-1	-		16	4		16
Class R-1	-		47	14		Not applicable
Class R-2	-		974	1,576		Not applicable
Class R-3	-		823	497		Not applicable
Class R-4	-		504	28		Not applicable
Class R-5	Not applicable		151	3		Not applicable
Class R-6	Not applicable		15	-	*	Not applicable
Total	$1,379	$7,415	$3,212	$2,298		$448

*Amount less than one thousand.

Reimbursements of fees and expenses – Due to lower short-term interest rates, CRMC agreed to pay a portion of fees and expenses. For the six months ended March 31, 2011, the total fees paid by CRMC were as follows:

Share class	(dollars in thousands)
Class A	$15,402
Class B	1,519
Class C	521
Class F-1	79
Class F-2	10
Class 529-A	1,092
Class 529-B	215
Class 529-C	236
Class 529-E	64
Class 529-F-1	55
Class R-1	101
Class R-2	3,272
Class R-3	1,926
Class R-4	905
Class R-5	320
Class R-6	48
Total	$25,765

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees’ compensation, shown on the accompanying financial statements, includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):
	Sales*		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2011
Class A	$8,026,329	8,026,329	$(10,029,613)	(10,029,613)	$(2,003,284)	(2,003,284)
Class B	61,599	61,599	(155,226)	(155,226)	(93,627)	(93,627)
Class C	184,862	184,862	(260,161)	(260,161)	(75,299)	(75,299)
Class F-1	38,479	38,479	(46,350)	(46,350)	(7,871)	(7,871)
Class F-2	10,022	10,022	(7,584)	(7,584)	2,438	2,438
Class 529-A	172,901	172,901	(179,722)	(179,722)	(6,821)	(6,821)
Class 529-B	7,353	7,353	(13,480)	(13,480)	(6,127)	(6,127)
Class 529-C	32,176	32,176	(38,522)	(38,522)	(6,346)	(6,346)
Class 529-E	9,289	9,289	(10,289)	(10,289)	(1,000)	(1,000)
Class 529-F-1	12,618	12,618	(9,684)	(9,684)	2,934	2,934
Class R-1	48,190	48,190	(52,035)	(52,035)	(3,845)	(3,845)
Class R-2	535,118	535,118	(614,952)	(614,952)	(79,834)	(79,834)
Class R-3	510,226	510,226	(590,277)	(590,277)	(80,051)	(80,051)
Class R-4	323,457	323,457	(374,262)	(374,262)	(50,805)	(50,805)
Class R-5	138,576	138,576	(178,505)	(178,505)	(39,929)	(39,929)
Class R-6	68,943	68,943	(40,475)	(40,475)	28,468	28,468
Total net increase
(decrease)	$10,180,138	10,180,138	$(12,601,137)	(12,601,137)	$(2,420,999)	(2,420,999)

Year ended September 30, 2010
Class A	$18,258,836	18,258,836	$(22,216,445)	(22,216,445)	$(3,957,609)	(3,957,609)
Class B	197,577	197,577	(451,447)	(451,447)	(253,870)	(253,870)
Class C	431,573	431,573	(615,330)	(615,330)	(183,757)	(183,757)
Class F-1	86,450	86,450	(107,944)	(107,944)	(21,494)	(21,494)
Class F-2	260,228	260,228	(385,837)	(385,837)	(125,609)	(125,609)
Class 529-A	361,732	361,732	(379,806)	(379,806)	(18,074)	(18,074)
Class 529-B	20,963	20,963	(33,902)	(33,902)	(12,939)	(12,939)
Class 529-C	80,108	80,108	(89,720)	(89,720)	(9,612)	(9,612)
Class 529-E	20,462	20,462	(21,147)	(21,147)	(685)	(685)
Class 529-F-1	23,664	23,664	(25,897)	(25,897)	(2,233)	(2,233)
Class R-1	100,796	100,796	(108,920)	(108,920)	(8,124)	(8,124)
Class R-2	1,194,920	1,194,920	(1,234,094)	(1,234,094)	(39,174)	(39,174)
Class R-3	1,157,307	1,157,307	(1,207,265)	(1,207,265)	(49,958)	(49,958)
Class R-4	728,919	728,919	(742,401)	(742,401)	(13,482)	(13,482)
Class R-5	306,643	306,643	(310,360)	(310,360)	(3,717)	(3,717)
Class R-6	93,096	93,096	(70,167)	(70,167)	22,929	22,929
Total net increase
(decrease)	$23,323,274	23,323,274	$(28,000,682)	(28,000,682)	$(4,677,408)	(4,677,408)

*Includes exchanges between share classes of the fund.

Financial highlights(1)

		Net asset value, beginning of period	Net investment income(2)	Dividends (from net investment income)	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements(4)		Ratio of net income to average net assets(4)

Class A:	Six months ended 3/31/2011(5)	$1.00	$-	$-	$1.00	.00%	$13,609	.39	%⁽⁶⁾	.18	%⁽⁶⁾	-	%(6)
	Year ended 9/30/2010	1.00	-	-	1.00	.00	15,612	.39		.17		-
	Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	19,571	.19		.08		-

Class B:	Six months ended 3/31/2011(5)	1.00	-	-	1.00	.00	278	1.13⁽⁶⁾		.18⁽⁶⁾		-	(6)
	Year ended 9/30/2010	1.00	-	-	1.00	.00	372	1.13		.16		-
	Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	626	.49		.08		-

Class C:	Six months ended 3/31/2011(5)	1.00	-	-	1.00	.00	379	.43⁽⁶⁾		.18⁽⁶⁾		-	(6)
	Year ended 9/30/2010	1.00	-	-	1.00	.00	455	.42		.17		-
	Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	638	.22		.08		-

Class F-1:	Six months ended 3/31/2011(5)	1.00	-	-	1.00	.00	27	.68⁽⁶⁾		.18⁽⁶⁾		-	(6)
	Year ended 9/30/2010	1.00	-	-	1.00	.00	35	.69		.17		-
	Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	56	.32		.08		-

Class F-2:	Six months ended 3/31/2011(5)	1.00	-	-	1.00	.00	13	.37⁽⁶⁾		.17⁽⁶⁾		-	(6)
	Year ended 9/30/2010	1.00	-	-	1.00	.00	11	.32		.15		-
	Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	136	.20		.08		-

Class 529-A:	Six months ended 3/31/2011(5)	1.00	-	-	1.00	.00	651	.51⁽⁶⁾		.18⁽⁶⁾		-	(6)
	Year ended 9/30/2010	1.00	-	-	1.00	.00	658	.51		.17		-
	Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	676	.25		.08		-

Class 529-B:	Six months ended 3/31/2011(5)	1.00	-	-	1.00	.00	37	1.27⁽⁶⁾		.18⁽⁶⁾		-	(6)
	Year ended 9/30/2010	1.00	-	-	1.00	.00	43	1.27		.16		-
	Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	56	.56		.08		-

Class 529-C:	Six months ended 3/31/2011(5)	1.00	-	-	1.00	.00	137	.52⁽⁶⁾		.18⁽⁶⁾		-	(6)
	Year ended 9/30/2010	1.00	-	-	1.00	.00	143	.51		.17		-
	Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	153	.25		.08		-

Class 529-E:	Six months ended 3/31/2011(5)	$1.00	$-	$-	$1.00	.00%	$37	.51	⁽⁶⁾	.18	⁽⁶⁾	-	(6)
	Year ended 9/30/2010	1.00	-	-	1.00	.00	38	.51		.17		-
	Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	39	.25		.08		-

Class 529-F-1:	Six months ended 3/31/2011(5)	1.00	-	-	1.00	.00	35	.51⁽⁶⁾		.18⁽⁶⁾		-	(6)
	Year ended 9/30/2010	1.00	-	-	1.00	.00	32	.51		.17		-
	Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	34	.25		.08		-

Class R-1:	Six months ended 3/31/2011(5)	1.00	-	-	1.00	.00	72	.45⁽⁶⁾		.18⁽⁶⁾		-	(6)
	Year ended 9/30/2010	1.00	-	-	1.00	.00	76	.45		.17		-
	Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	84	.21		.08		-

Class R-2:	Six months ended 3/31/2011(5)	1.00	-	-	1.00	.00	1,303	.67⁽⁶⁾		.18⁽⁶⁾		-	(6)
	Year ended 9/30/2010	1.00	-	-	1.00	.00	1,383	.66		.17		-
	Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	1,422	.33		.08		-

Class R-3:	Six months ended 3/31/2011(5)	1.00	-	-	1.00	.00	1,090	.52⁽⁶⁾		.18⁽⁶⁾		-	(6)
	Year ended 9/30/2010	1.00	-	-	1.00	.00	1,170	.52		.17		-
	Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	1,220	.24		.08		-

Class R-4:	Six months ended 3/31/2011(5)	1.00	-	-	1.00	.00	669	.44⁽⁶⁾		.18⁽⁶⁾		-	(6)
	Year ended 9/30/2010	1.00	-	-	1.00	.00	719	.44		.17		-
	Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	733	.21		.08		-

Class R-5:	Six months ended 3/31/2011(5)	1.00	-	-	1.00	.00	303	.38⁽⁶⁾		.18⁽⁶⁾		-	(6)
	Year ended 9/30/2010	1.00	-	-	1.00	.00	343	.38		.17		-
	Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	347	.19		.08		-

Class R-6:	Six months ended 3/31/2011(5)	1.00	-	-	1.00	.00	67	.34⁽⁶⁾		.17⁽⁶⁾		-	(6)
	Year ended 9/30/2010	1.00	-	-	1.00	.00	38	.34		.17		-
	Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	15	.18		.08		-

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements from CRMC. During the periods shown, CRMC agreed to pay a portion of the fees and expenses for all share classes due to lower short-term interest rates.

(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Expense example
              unaudited

As a shareholder of the fund, you incur certain ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Certain share classes also incur transaction costs such as contingent deferred sales charges (loads) on redemptions.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2010, through March 31, 2011).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10/1/2010	Ending account value 3/31/2011	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,000.00	$0.90	.18%
Class A -- assumed 5% return	1,000.00	1,024.03	0.91	.18
Class B -- actual return	1,000.00	1,000.00	0.90	.18
Class B -- assumed 5% return	1,000.00	1,024.03	0.91	.18
Class C -- actual return	1,000.00	1,000.00	0.90	.18
Class C -- assumed 5% return	1,000.00	1,024.03	0.91	.18
Class F-1 -- actual return	1,000.00	1,000.00	0.90	.18
Class F-1 -- assumed 5% return	1,000.00	1,024.03	0.91	.18
Class F-2 -- actual return	1,000.00	1,000.00	0.85	.17
Class F-2 -- assumed 5% return	1,000.00	1,024.08	0.86	.17
Class 529-A -- actual return	1,000.00	1,000.00	0.90	.18
Class 529-A -- assumed 5% return	1,000.00	1,024.03	0.91	.18
Class 529-B -- actual return	1,000.00	1,000.00	0.90	.18
Class 529-B -- assumed 5% return	1,000.00	1,024.03	0.91	.18
Class 529-C -- actual return	1,000.00	1,000.00	0.90	.18
Class 529-C -- assumed 5% return	1,000.00	1,024.03	0.91	.18
Class 529-E -- actual return	1,000.00	1,000.00	0.90	.18
Class 529-E -- assumed 5% return	1,000.00	1,024.03	0.91	.18
Class 529-F-1 -- actual return	1,000.00	1,000.00	0.90	.18
Class 529-F-1 -- assumed 5% return	1,000.00	1,024.03	0.91	.18
Class R-1 -- actual return	1,000.00	1,000.00	0.90	.18
Class R-1 -- assumed 5% return	1,000.00	1,024.03	0.91	.18
Class R-2 -- actual return	1,000.00	1,000.00	0.90	.18
Class R-2 -- assumed 5% return	1,000.00	1,024.03	0.91	.18
Class R-3 -- actual return	1,000.00	1,000.00	0.90	.18
Class R-3 -- assumed 5% return	1,000.00	1,024.03	0.91	.18
Class R-4 -- actual return	1,000.00	1,000.00	0.90	.18
Class R-4 -- assumed 5% return	1,000.00	1,024.03	0.91	.18
Class R-5 -- actual return	1,000.00	1,000.00	0.90	.18
Class R-5 -- assumed 5% return	1,000.00	1,024.03	0.91	.18
Class R-6 -- actual return	1,000.00	1,000.00	0.85	.17
Class R-6 -- assumed 5% return	1,000.00	1,024.08	0.86	.17

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2012. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing shareholders a way to earn income on their cash reserves while preserving capital and maintaining liquidity. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s results have been satisfactory, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the termination of CRMC’s 10% advisory fee waiver effective December 31, 2008. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Money Market Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Money Market Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2011, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For 80 years, we have followed a consistent philosophy to benefit our investors. Our 33 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system
Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 27 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage FundSM
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
>American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-959-0511P

Litho in USA AGD/RRD/10079-S25013

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MONEY MARKET FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: May 31, 2011

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 31, 2011